Stradley Ronon Stevens & Young, LLP

2000 K Street, NW, Suite 700

Washington, DC 20006

Telephone 202.822.9611

Fax 202.822.0140

www.stradley.com

Cillian M. Lynch, Esq.

202.419.8416

clynch@stradley.com

1933 Act Rule 485(a)

1933 Act File No. 033-20673

1940 Act File No. 811-05514

October 31, 2023

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Wilmington Funds (the “Registrant” or “Trust”)
File Nos. 033-20673 and 811-05514
Rule 485(a) filing

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 164/165 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The purpose of this Amendment is to add Preferred Institutional Shares to the Wilmington U.S. Government Money Market Fund and the Wilmington U.S. Treasury Money Market Fund (the “Funds”), each a series of the Registrant.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Funds.

This Amendment does not affect the prospectus or statements of additional information of any of the Registrant’s other series.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Jessica Burt at (202)419-8409.

Very truly yours,

/s/ Cillian M. Lynch
Cillian M. Lynch, Esq.

A Pennsylvania Limited Liability Partnership